Principles of Consolidation and Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2011
Building [Member]
Estimated useful lives of fixed assets
Estimated useful lives	15 years
Machinery and equipment [Member]
Estimated useful lives of fixed assets
Estimated useful lives	10 years
Office equipment [Member]
Estimated useful lives of fixed assets
Estimated useful lives	3 years
Leasehold improvement [Member]
Estimated useful lives of fixed assets
Estimated useful lives	5 years
Motor vehicles [Member]
Estimated useful lives of fixed assets
Estimated useful lives	4 years